UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  (919) 969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina       May 15, 2007
---------------------  -----------------------------     ------------------
     [Signature]            [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total: $174,772
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13-F File Number               Name
---         ---------------------       -------------------------

 1           28-10793                    Silverback Master, Ltd.

                                                     FORM 13F INFORMATION TABLE
Column 1                      Column 2           Column 3   Column4          Column 5       Column 6         Column 7   Column 8

                                                            Market    Share or
                                                 CUSIP      Value     Principal  SH/  Put/  Investment       Othr   Voting Authority
Name of Issuer                 Title of Class    Number    (x1000)    Amount     PRN  Call  Discretion       Mgrs  Sole Shared  None
ALBANY INTL CORP              NOTE 2.250% 3/1    012348AC2   2,462     2,500,000 SH         Shared - Defined  1          2,462
ALEXION PHARMACEUTICALS INC   NOTE 1.375% 2/0    015351AF6   7,548     5,000,000 SH         Shared - Defined  1          7,548
ALEXION PHARMACEUTICALS INC         COM          015351109     489        11,300 PRN  PUT   Shared - Defined  1            489
AMGEN INC                     NOTE 0.125% 2/0    031162AN0   1,829     2,000,000 SH         Shared - Defined  1          1,829
AMGEN INC                     NOTE 0.375% 2/0    031162AQ3   1,799     2,000,000 SH         Shared - Defined  1          1,799
ATHEROGENICS INC                    COM          047439104       8        30,000 PRN  CALL  Shared - Defined  1              8
AVATAR HLDGS INC              NOTE 4.500% 4/0    053494AF7   2,700     1,900,000 SH         Shared - Defined  1          2,700
CADENCE DESIGN SYSTEM INC         NOTE 8/1       127387AB4   3,404     2,500,000 SH         Shared - Defined  1          3,404
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1    17285TAB2   2,561     3,000,000 SH         Shared - Defined  1          2,561
CYTYC CORP                    NOTE 2.250% 3/1    232946AB9   5,553     4,500,000 SH         Shared - Defined  1          5,553
CYTYC CORP                          COM          232946103     684        20,000 PRN  PUT   Shared - Defined  1            684
CYTYC CORP                          COM          232946103     376        11,000 PRN  PUT   Shared - Defined  1            376
E TRADE FINANCIAL CORP              COM          269246104     106         5,000 PRN  PUT   Shared - Defined  1            106
FAIR ISAAC CORP               NOTE 1.500% 8/1    303250AD6   4,148     4,000,000 SH         Shared - Defined  1          4,148
GAP INC DEL                         COM          364760108     344        20,000 PRN  PUT   Shared - Defined  1            344
GATX CORP                           COM          361448103   8,767       183,400 SH         Shared - Defined  1          8,767
GATX CORP                           COM          361448103     956        20,000 PRN  PUT   Shared - Defined  1            956
GENERAL MTRS CORP              DEB SR CV C 33    370442717     869        38,000 SH         Shared - Defined  1            869
HASBRO INC                    DBCV 2.750% 12/0   418056AN7   6,658     5,000,000 SH         Shared - Defined  1          6,658
IMCLONE SYS INC               NOTE 1.375% 5/1    45245WAF6   1,399     1,500,000 SH         Shared - Defined  1          1,399
INFORMATION SERVICES GROUP I        COM          45675Y104     685        91,800 SH         Shared - Defined  1            685
INFORMATION SERVICES GROUP I  W EXP 01/31/201    45675Y112     154       245,100 SH         Shared - Defined  1            154
INVITROGEN CORP               NOTE 1.500% 2/1    46185RAK6   2,691     3,000,000 SH         Shared - Defined  1          2,691
ISIS PHARMACEUTICALS INC DEL  NOTE 5.500% 5/0    464337AC8   1,014     1,000,000 SH         Shared - Defined  1          1,014
JAZZ TECHNOLOGIES INC         W EXP 3/15/2011    47214E110   3,405     3,400,000 SH         Shared - Defined  1          3,405
JAZZ TECHNOLOGIES INC          W EXP 3/15/201    47214E110     146       189,500 SH         Shared - Defined  1            146
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1    482740AC1   4,561     4,000,000 SH         Shared - Defined  1          4,561
LIBERTY MEDIA CORP             DEB 3.250% 3/1    530715AR2   4,258     5,000,000 SH         Shared - Defined  1          4,258
LIONS GATE ENTMNT CORP        NOTE 3.625% 3/1    535919AG9   2,111     2,000,000 SH         Shared - Defined  1          2,111
LOEWS COS INC                       COM          548661107     454        10,000 SH         Shared - Defined  1            454
MEDIA & ENTMT HOLDINGS INC    UNIT 99/99/9999    58439W207   3,213       400,100 SH         Shared - Defined  1          3,213
MEDTRONIC INC                 NOTE 1.500% 4/1    585055AL0   7,161     7,000,000 SH         Shared - Defined  1          7,161
MERRILL LYNCH & CO INC            NOTE 3/1       590188W46  19,422    16,000,000 SH         Shared - Defined  1         19,422
MYLAN LABS INC                NOTE 1.250% 3/1    628530AG2   7,497     7,000,000 SH         Shared - Defined  1          7,497
NAVIOS MARITIME HOLDINGS INC  W EXP 12/09/200    Y62196111     586       244,100 SH         Shared - Defined  1            586
NEW PLAN EXCEL RLTY TR INC    NOTE 3.700% 9/1    648053AH9   2,211     2,000,000 SH         Shared - Defined  1          2,211
NORTEL NETWORKS CORP NEW          COM NEW        656568508   1,669        69,400 SH         Shared - Defined  1          1,669
NTR ACQUISITION CO                  COM          629415100     228        25,000 SH         Shared - Defined  1            228
NTR ACQUISITION CO            W EXP 06/28/201    629415118     220       314,500 SH         Shared - Defined  1            220
ON SEMICONDUCTOR CORP             NOTE 4/1       682189AE5    4,333    4,000,000 SH         Shared - Defined  1          4,333
PRIDE INTL INC DEL                  COM          74153Q102     151         5,000 SH         Shared - Defined  1            151
REINSURANCE GROUP AMER INC          COM          759351109  12,371       170,049 SH         Shared - Defined  1         12,371
RENAISSANCE AQUISITION CORP         COM          75966C305   1,803       327,200 SH         Shared - Defined  1          1,803
RENAISSANCE AQUISITION CORP   W EXP 01/28/201    75966C115     180       472,400 SH         Shared - Defined  1            180
SEALED AIR CORP NEW                 COM          81211K100   2,718        86,000 PRN  PUT   Shared - Defined  1          2,718
SEPRACOR INC                     NOTE 10/1       817315AW4   2,397     2,500,000 SH         Shared - Defined  1          2,397
SPDR TR                          UNIT SER 1      78462F103     951        25,000 PRN  PUT   Shared - Defined  1            951
SPDR TR                          UNIT SER 2      78462F104     951        25,000 PRN  PUT   Shared - Defined  1            951
SYMANTEC CORP                       COM          871503108   1,858       107,400 SH         Shared - Defined  1          1,858
TIME WARNER INC                     COM          887317105  10,497       532,300 PRN  CALL  Shared - Defined  1         10,497
TIME WARNER INC                     COM          887317105     891        50,000 PRN  PUT   Shared - Defined  1            891
TRANSFORMA ACQUISITION GROUP        COM          89366E100   1,134       151,000 SH         Shared - Defined  1          1,134
TRANSFORMA ACQUISITION GROUP  W EXP 12/19/201    89366E118      57        52,700 SH         Shared - Defined  1             57
TRANS-INDIA ACQUISITION        W EXP 2/08/201    893237115     327       408,700 SH         Shared - Defined  1            327
TRANS-INDIA ACQUISITION CORP        COM          893237107   2,142       295,100 SH         Shared - Defined  1          2,142
TRAVELERS COMPANIES INC             COM          89417E109  11,515       451,000 SH         Shared - Defined  1         11,515
TYCO INTL GROUP S A           DBCV 3.125% 1/1    902118BG2   4,416     3,000,000 SH         Shared - Defined  1          4,416
UNION STREET ACQ CORP               COM          908536105   1,658       225,300 SH         Shared - Defined  1          1,658
UNION STREET ACQ CORP         W EXP 02/05/201    908536113      76       124,500 SH         Shared - Defined  1             76





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